SHARE-BASED COMPENSATION - Restricted Stock Units (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		$ 399,821	$ 29,287	$ 450,231	$ 80,598	$ 92,866	$ 360,379
Weighted average period				10 months 24 days		2 years 5 months 23 days
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted						322,146
Employees | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted		120,250
Unrecognized stock-based compensation expense		$ 734,521		$ 734,521
Weighted average period				3 years 9 months 3 days
Employees | Restricted Stock Units | Vesting on first anniversary of issuance
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		1 year
Percentage of vesting		25.00%
Employees | Restricted Stock Units | Vesting quarterly
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
Percentage of vesting		75.00%
Employees | Restricted Stock Units | General and administrative expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		$ 48,957
Members of executive team | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	189,396
Unrecognized stock-based compensation expense		907,182		$ 907,182
Weighted average period				3 years 9 months 7 days
Members of executive team | Restricted Stock Units | Vesting immediately upon issuance
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Percentage of vesting	20.00%
Members of executive team | Restricted Stock Units | Vesting annually
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Percentage of vesting	80.00%
Members of executive team | Restricted Stock Units | General and administrative expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 293,588
Board directors | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted				12,500
Unrecognized stock-based compensation expense		$ 65,417		$ 65,417
Weighted average period				9 months 29 days
Board directors | Restricted Stock Units | Vesting quarterly
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				1 year
Board directors | Restricted Stock Units | General and administrative expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense				$ 13,083